Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY
4.	STOCKHOLDERS’ EQUITY

Ordinary Shares

As of December 31, 2025, the authorized share capital of the Company consists of 1 ordinary share with a total share value of S$1. The holder of ordinary share is entitled to receive dividends as declared from time to time and is entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Company’s residual assets.

DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY

Note 7—Shareholders’ Deficit

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Class A Common Stock—The Company is authorized to issue 35,000,000 Class A Shares with a par value of $0.0001 per share. As of December 31, 2025 and 2024, there were 2,742,253 (including 2,325,987 redeemable and 416,266 non-redeemable) and 2,338,586 Class A Shares issued and outstanding, respectively. Redeemable Class A shares are subject to possible redemption in connection with the Company’s initial Business Combination or liquidation and are classified outside of permanent equity on the accompanying balance sheets, while non-redeemable Class A shares are classified within permanent equity.

Class B Common Stock—The Company is authorized to issue 5,000,000 Class B Shares with a par value of $0.0001 per share. As of December 31, 2025 and 2024, there were 1,163,484 and 1,579,750 Class B Shares issued and outstanding, respectively.

Common shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of Class B Shares will have the right to elect all of the Company’s directors prior to the consummation of the initial Business Combination. On any other matter submitted to a vote of the Company’s shareholders, holders of Class B Shares and holders of Class A Shares will vote together as a single class, except as required by applicable law or stock exchange rule.

The Company’s Charter, as amended in connection with the Special Meeting held on January 2, 2024, provides for the right of a holder of Class B Shares to convert their Class B Shares into Class A Shares, at any time and from time to time at the election of the holder, on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A Shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A Shares issuable upon conversion of all Class B Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of Class A Shares outstanding after such conversion (after giving effect to any redemptions of shares of Public Shares by Public Shareholders), including the total number of Class A Shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A Shares or equity-linked securities or rights exercisable for or convertible into Class A Shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of working capital loans and Contributions and any Class A Shares issued to the Sponsor upon conversion of the Overfunding Loans. In no event will the conversion of Class B Shares occur on a less than one-for-one basis.

On September 15, 2025, the Sponsor distributed 416,266 Founder Shares to one of its members, pro rata, for no consideration. Such shares were then converted on a one-for-one basis into Class A Shares and donated to charity. As a result, as of the date of this Annual Report, the Sponsor owns an aggregate of 1,163,484 Founder Shares in the form of Class B Shares and other holders of Founder Shares hold an aggregate of 416,266 Founder Shares in the form of Class A Shares.